Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions
Related Party Transaction

23. Related party transactions

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2011:

Company name	Relationship with the Group
Beijing Jiuzhou Tianyuan Investment Management Co., Ltd. (“Jiuzhou Tianyuan”)	Equity owner of PW Network
Beijing Ever Joy Pictures Co., Ltd.	Under the control of Mr. Michael Yufeng Chi
PW Pictures	Under the control of Mr. Michael Yufeng Chi
SB Asia Investment Fund II L.P. (“SAIF”)	One of the Company’s Independent Directors is the Partner of SAIF
Zhizhu Network	An investee of the Company
Unknown Worlds	An investee of the Company

During the years ended December 31, 2009, 2010 and 2011, significant related party transactions were as follows:

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Share repurchase from SAIF	358,290,214	-	-
Cash collection on behalf of Ye Net*	2,983,896	1,073,284	-
To acquire additional equity in PW Pictures from Beijing Jiuzhou Kaiyuan Investment Management Co., Ltd. (“Jiuzhou Kaiyuan”)**	17,800,000	16,885,051	-
Short-term loan to Jiuzhou Tianyuan	6,980,000	-	-
Equity investment in Zhizhu Network***	-	27,000,000	-
Short-term loan to Zhizhu Network***	-	2,500,000	-
Transfer domain name of 178.com to Zhizhu Network***	-	-	-
Marketing services provided by Zhizhu Network***	-	1,422,500	2,242,500
Proceeds on disposal of PW Pictures to Beijing Ever Joy Pictures Co., Ltd.****	-	-	360,000,000
Long-term loan to Unknown Worlds	-	-	7,561,080
Office rental income from PW Pictures	-	-	138,074

As of December 31, 2010 and 2011, outstanding amount due from/to related parties were as follows:

	December 31, 2010	December 31, 2011
	RMB	RMB
Prepayment to Zhizhu Network for marketing service***	2,127,500	40,000
Long-term loan to Unknown Worlds	-	7,561,080

Total	2,127,500	7,601,080

Due to Ye Net for investment fund*	4,832,000	-
Due to Zhizhu Network for marketing service***	-	155,000

Total	4,832,000	155,000

*	Ye Net ceased to be a related party of the Group as it became the Group’s majority-owned VIE starting January 2011. See Note 10(6) for details.
**	Jiuzhou Kaiyuan ceased to be a related party of the Group starting May 2010, as Jiuzhou Kaiyuan is under the control of one of the Company’s former Directors who has resigned from Board during May 2010.
***	The Company has re-evaluated its pre-acquisition relationship with Zhizhu Network as a result of an internal investigation authorized by the independent audit committee of the board of directors and considered Zhizhu Network was a related party at the time these transactions were consummated. Zhizhu Network was a related party due to the interest free personal loans to the shareholders of Zhizhu Network which was later used to fund the operations of Zhizhu Network provided by the Group’s CEO prior to the Group’s investments in Zhizhu Networks. The investments in, and loans and transfer of domain name to, Zhizhu Network were not previously identified and disclosed as related party transactions in the consolidated financial statements as of December 31, 2010 and for the year then ended.
****	For details of this transaction, please see Note 11.